Summary of Significant Accounting Policies - Leases (Details) - CNY (¥)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Prepaid expenses and other current assets	¥ 115,519,301	¥ 108,274,731	¥ 142,838,295
Operating lease right-of-use assets	913,908,585	946,872,784
Lease liability-current	(179,661,715)	(180,468,426)
Other current liabilities	(311,940,065)	(310,454,355)	(286,078,575)
Lease liability-non-current	(788,088,534)	(820,248,803)
Other non-current liabilities	(74,138,391)	(7,919,952)	(47,167,706)
Accumulated losses	(1,555,058,025)	(1,380,173,392)	(637,528,160)
Non-controlling interests	¥ 1,886,861	¥ 1,453,716	3,556,735
ASC 842 | "January 1, 2022"
Summary of Significant Accounting Policies
Prepaid expenses and other current assets			127,565,618
Operating lease right-of-use assets			853,553,284
Lease liability-current			(133,024,693)
Other current liabilities			(281,727,159)
Lease liability-non-current			(752,579,348)
Other non-current liabilities			(4,195,688)
ASC 842 | Effect of Adoption
Summary of Significant Accounting Policies
Prepaid expenses and other current assets			(15,272,677)
Operating lease right-of-use assets			853,553,284
Lease liability-current			(133,024,693)
Other current liabilities			4,351,416
Lease liability-non-current			(752,579,348)
Other non-current liabilities			¥ 42,972,018